Income(Loss) Per Share Data (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Undistributed Earnings, Basic [Abstract]
Total undistributed (loss)/income	$ (1,903)	$ 706
Distributed Earnings [Abstract]
Total distributed income	40	194
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	(1,863)	900
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	(1,863)	900
Dividends [Abstract]
Dividend withholding tax rate (percent)	15.00%
Common stock [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed (loss)/income	(1,899)	704
Distributed Earnings [Abstract]
Total distributed income	40	193
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	(1,859)	897
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Ordinary shares (shares)	384,706,398	382,593,036
Fully vested options (shares)	1,970,906	1,706,404
Weighted average number of ordinary shares, Basic (shares)	386,677,304	384,299,440
Weighted average number of ordinary shares, Diluted (shares)	404,487,080	419,369,278
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Dilutive potential of stock incentive options (shares)	0	1,545,223
Dilutive potential of convertible bonds (shares)	17,339,706	33,524,615
Dilutive potential of E Ordinary shares (shares)	470,070	0
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	(1,859)	897
Interest expense on convertible bonds	33	55
Amortization of issue cost and discount on convertible bonds	0	24
Fair value adjustment on convertible bonds included in income	(364)	(170)
Income used in calculation of diluted earnings per ordinary share	(2,194)	806
E Ordinary Shares [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed (loss)/income	(4)	2
Distributed Earnings [Abstract]
Total distributed income	0	1
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	(4)	3
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted average number of ordinary shares, Basic (shares)	1,598,625	2,541,262
Weighted average number of ordinary shares, Diluted (shares)	1,598,625	2,541,262
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	(4)	3
Loss attribulable to E Ordinary shares	$ (4)	$ 0
Stock incentive options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share (shares)	1,718,208
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share (shares)	13,254,660
Contingently Issuable Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share (shares)		347,618